SCHEDULE OF LONG-LIVED ASSETS NET PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 116,920	$ 100,527
MOROCCO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	96,149	79,125
BURKINA FASO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	8,913	8,793
MALI
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	6,991	6,732
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4,396	5,391
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 471	$ 486